Derivative Instruments - Schedule Effect of Changes in Fair Value from Derivative Instruments Not Designated as Hedging Instruments (Details) - Derivatives not designated as hedging instruments - USD ($)
$ in Thousands
	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Total	$ 12	$ (23)	$ 0
Client Swaps
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Total	20	300	0
Interest Rate Products
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Total	12	(23)	0
Interest rate lock commitments
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Total	0	(41)	0
Forward commitments
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Total	$ 0	$ 41	$ 0